Non-controlling interests - Disclosure of Financial Information of Subsidiaries with Non-Controlling Interests (Details) - EUR (€) € in Thousands	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Current
Assets	€ 185,906	€ 251,264	€ 411,439
Liabilities	269,869	282,186	348,713
Non- current
Assets	667,524	709,888	712,771
Liabilities	769,354	779,556	704,000
Global Blue TFS Japan Co Ltd
Current
Assets	4,102	4,308	13,513
Liabilities	10,331	10,841	19,978
Total current net assets (liabilities)	(6,229)	(6,533)	(6,465)
Non- current
Assets	12,712	14,630	16,404
Liabilities	0	4	0
Total non-current net assets (liabilities)	12,712	14,626	16,404
Net assets	6,483	8,093	9,939
Global Blue Touristik Hizmetler A.Ş.
Current
Assets	4,724	2,821	6,386
Liabilities	4,174	2,134	5,498
Total current net assets (liabilities)	550	687	888
Non- current
Assets	1,150	1,118	1,239
Liabilities	592	630	512
Total non-current net assets (liabilities)	558	488	727
Net assets	€ 1,108	€ 1,175	€ 1,615